Note 14. Condensed Consolidating Financial Information of Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Statement of Operations Table Text Block
Condensed Consolidating Statement of Operations for the year ended December 31, 2011
(In thousands)

	ExamWorks Group, Inc. (Parent Corporation) and Guarantor Subsidiaries (1)	Non-Guarantor Subsidiaries	Consolidated Totals

Revenues	$298,056	$99,804	$397,860
Costs and expenses:
Costs of revenues	203,651	58,591	262,242
Selling, general and administrative expenses	55,139	28,994	84,133
Depreciation and amortization	34,081	13,358	47,439
Total costs and expenses	292,871	100,943	393,814
Income from operations	5,185	(1,139)	4,046
Interest and other expenses, net	14,148	2,313	16,461
Loss before income taxes	(8,963)	(3,452)	(12,415)
Provision (benefit) for income taxes	(5,331)	1,249	(4,082)
Net loss	$(3,632)	$(4,701)	$(8,333)
Condensed Consolidating Statement of Operations for the year ended December 31, 2010
(In thousands)

	ExamWorks Group, Inc. (Parent Corporation) and Guarantor Subsidiaries (1)	Non-Guarantor Subsidiaries	Consolidated Totals

Revenues	$147,917	$15,594	$163,511
Costs and expenses:
Costs of revenues	94,238	9,368	103,606
Selling, general and administrative expenses	34,789	2,900	37,689
Depreciation and amortization	17,044	2,461	19,505
Total costs and expenses	146,071	14,729	160,800
Income (loss) from operations	1,846	865	2,711
Interest and other expenses, net	10,034	1,199	11,233
Loss before income taxes	(8,188)	(334)	(8,522)
Provision (benefit) for income taxes	(2,538)	54	(2,484)
Net loss	$(5,650)	$(388)	$(6,038)

Condensed Consolidating Balance Sheet Table Text Block
Condensed Consolidating Balance Sheet as of December 31, 2011
(In thousands)

	ExamWorks Group, Inc. (Parent Corporation) and Guarantor Subsidiaries (1)	Non-Guarantor Subsidiaries	Consolidation and Elimination Entries	Consolidated Totals
Assets
Current assets:
Cash and cash equivalents	$6,044	$2,372	$—	$8,416
Accounts receivable, net	44,690	99,351	—	144,041
Other receivables	26	14	—	40
Prepaid expenses	2,694	1,793	—	4,487
Deferred tax assets	1,373	267	—	1,640
Other current assets	14	1,159	—	1,173
Total current assets	54,841	104,956	—	159,797
Property, equipment and leasehold improvements, net	7,745	1,173	—	8,918
Goodwill	240,252	60,008	—	300,260
Intangible assets, net	84,833	61,335	—	146,168
Deferred tax assets, noncurrent	—	1,913	(1,913)	—
Deferred financing costs, net	11,458	—	—	11,458
Other assets	438	—	—	438
Total assets	$399,567	$229,385	$(1,913)	$627,039
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$16,728	$25,914	$—	$42,642
Accrued expenses	4,272	24,138	—	28,410
Accrued interest expense	7,011	3,236	—	10,247
Deferred revenue	192	1,140	—	1,332
Current portion of subordinated unsecured notes payable	1,932	—	—	1,932
Current portion of contingent earnout obligation	91	—	—	91
Other current liabilities	2,925	2,534	—	5,459
Total current liabilities	33,151	56,962	—	90,113
Senior unsecured notes payable	250,000	—	—	250,000
Senior revolving credit facility and working capital facilities	5,000	39,063	—	44,063
Long-term subordinated unsecured notes payable, less current portion	717	—	—	717
Long-term contingent earnout obligation, less current portion	86	—	—	86
Deferred tax liability, noncurrent	4,072	—	(1,913)	2,159
Other long-term liabilities	1,691	286	—	1,977
Total liabilities	294,717	96,311	(1,913)	389,115
Commitments and contingencies
Stockholders’ equity (2)	104,850	133,074	—	237,924
Total liabilities and stockholders' equity	$399,567	$229,385	$(1,913)	$627,039
Condensed Consolidating Balance Sheet as of December 31, 2010
(In thousands)

	ExamWorks Group, Inc. (Parent Corporation) and Guarantor Subsidiaries (1)	Non-Guarantor Subsidiaries	Consolidation and Elimination Entries	Consolidated Totals
Assets
Current assets:
Cash and cash equivalents	$31,192	$2,432	$—	$33,624
Accounts receivable, net	19,271	19,367	—	38,638
Other receivables	48	(15)	—	33
Prepaid expenses	1,586	589	—	2,175
Deferred tax assets	14	54	—	68
Other current assets	42	—	—	42
Total current assets	52,153	22,427	—	74,580
Property, equipment and leasehold improvements, net	4,712	158	—	4,870
Goodwill	67,676	22,906	—	90,582
Intangible assets, net	50,844	16,070	—	66,914
Deferred tax assets, noncurrent	5,448	2,221	—	7,669
Deferred financing costs, net	4,176	—	—	4,176
Other assets	271	—	—	271
Total assets	$185,280	$63,782	$—	$249,062
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$14,376	$5,623	—	$19,999
Accrued expenses	4,907	4,507	—	9,414
Accrued interest expense	(1,079)	1,079	—	—
Deferred revenue	159	113	—	272
Current portion of subordinated unsecured notes payable	2,312	—	—	2,312
Current portion of contingent earnout obligation	2,478	—	—	2,478
Other current liabilities	1,344	1,761	—	3,105
Total current liabilities	24,497	13,083	—	37,580
Senior revolving credit facility and working capital facilities	—	4,998	—	4,998
Long-term subordinated unsecured notes payable, less current portion	2,546	—		2,546
Long-term contingent earnout obligation, less current portion	2,032	—	—	2,032
Other long-term liabilities	1,666	—	—	1,666
Total liabilities	30,741	18,081	—	48,822
Commitments and contingencies
Stockholders’ equity (2)	154,539	45,701	—	200,240
Total liabilities and stockholders' equity	$185,280	$63,782	$—	$249,062

Condensed Consolidating Statement of Cash Flows Table Text Block
Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2011
(In thousands)

	ExamWorks Group, Inc. (Parent Corporation) and Guarantor Subsidiaries (1)	Non-Guarantor Subsidiaries	Consolidated Totals

Net cash provided by operating activities	$33,994	$5,549	$39,543
Investing activities:
Cash paid for acquisitions, net	(320,496)	(1,752)	(322,248)
Purchases of equipment and leasehold improvements, net	(6,048)	(808)	(6,856)
Working capital and other settlements for acquisitions	(5,007)	(1,703)	(6,710)
Net cash used in investing activities	(331,551)	(4,263)	(335,814)
Financing activities:
Borrowings under credit facilities	278,000	—	278,000
Borrowings under senior unsecured notes payable	250,000	—	250,000
Net borrowings under working capital facilities	37,145	(1,524)	35,621
Proceeds from the exercise of options and warrants	2,292	—	2,292
Repayment of subordinated unsecured notes payable	(2,421)	—	(2,421)
Purchases of stock for treasury	(9,421)	—	(9,421)
Payment of deferred financing costs	(9,746)	—	(9,746)
Repayment under credit facilities	(273,000)	—	(273,000)
Other	(440)	—	(440)
Net cash provided by (used in) financing activities	272,409	(1,524)	270,885
Exchange rate impact on cash and cash equivalents	—	178	178
Net decrease in cash and cash equivalents	(25,148)	(60)	(25,208)
Cash and cash equivalents, beginning of year	31,192	2,432	33,624
Cash and cash equivalents, end of year	$6,044	$2,372	$8,416
Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2010
(In thousands)

	ExamWorks Group, Inc. (Parent Corporation) and Guarantor Subsidiaries (1)	Non-Guarantor Subsidiaries	Consolidated Totals

Net cash provided by operating activities	$14,565	$3,738	$18,303
Investing activities:
Cash paid for acquisitions, net	(115,331)	106	(115,225)
Purchases of equipment and leasehold improvements, net	(1,728)	(2)	(1,730)
Working capital and other settlements for acquisitions	418	—	418
Net cash provided by (used in) investing activities	(116,641)	104	(116,537)
Financing activities:
Borrowings under credit facilities	67,315	—	67,315
Net borrowings (repayments) under working capital facilities	6,447	(1,450)	4,997
Excess tax benefit related to share-based compensation	974	—	974
Proceeds from the exercise of options and warrants	703	—	703
Issuance of preferred stock, net	32,421	—	32,421
Issuance of common stock, net	136,660	—	136,660
Repayments of related party notes	(3,500)	—	(3,500)
Repayment of subordinated unsecured notes payable	(2,167)	—	(2,167)
Payment of deferred financing costs	(6,534)	—	(6,534)
Repayment under credit facilities	(100,550)	—	(100,550)
Net cash provided by (used in) financing activities	131,769	(1,450)	130,319
Exchange rate impact on cash and cash equivalents	—	40	40
Net increase in cash and cash equivalents	29,693	2,432	32,125
Cash and cash equivalents, beginning of year	1,499	—	1,499
Cash and cash equivalents, end of year	$31,192	$2,432	$33,624